Other Accounts Receivable	12 Months Ended
Dec. 31, 2024
Other Accounts Receivable [Abstract]
OTHER ACCOUNTS RECEIVABLE
NOTE 6:-	OTHER ACCOUNTS RECEIVABLE

	December 31,
	2024	2023
Government authorities	$78	$62
Other receivables	449	203
Prepaid expenses	350	275
Receivables in respect of downpayment on merger	187	-
Related party	15	-

	$1,079	$540